Other expense - Schedule of Other Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans	$ 1	$ (81)	$ 19	$ (6)
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(19)	2	28	(4)
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(377)	(42)	(377)	(42)
Operations	8	12	26	3
Gains on investments	79	16	79	53
Early debt redemption costs	(1)	0	(1)	(18)
Other	(2)	(4)	36	10
Total other expense	$ (311)	$ (97)	$ (190)	$ (4)